N-4	May 01, 2026
Prospectus:
Document Type	EX-99.4R HISTORIC
Entity Registrant Name	MEMBERS Life Insurance Company
Entity Central Index Key	0001562577
Entity Investment Company Type	N-4
Document Period End Date	Apr. 14, 2026
Amendment Flag	false
Non-variable Annuities [Line Items]
Non-variable Annuities [Text Block]

Index	Strategy	Rate Type	Issue Date	Rate
MSCI EAFE	1-Year Growth -10% Floor	Cap	2020-01-10	13.60%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2020-01-10	4.35%
Russell 2000	1-Year Growth -10% Floor	Cap	2020-01-10	12.65%
Russell 2000	1-Year Secure 0% Floor	Cap	2020-01-10	4.70%
S&P 500	1-Year Growth -10% Floor	Cap	2020-01-10	8.70%
S&P 500	1-Year Secure 0% Floor	Cap	2020-01-10	4.15%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2020-01-25	13.90%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2020-01-25	4.35%
Russell 2000	1-Year Growth -10% Floor	Cap	2020-01-25	12.65%
Russell 2000	1-Year Secure 0% Floor	Cap	2020-01-25	4.85%
S&P 500	1-Year Growth -10% Floor	Cap	2020-01-25	9.05%
S&P 500	1-Year Secure 0% Floor	Cap	2020-01-25	4.25%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2020-02-10	13.45%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2020-02-10	4.10%
Russell 2000	1-Year Growth -10% Floor	Cap	2020-02-10	12.30%
Russell 2000	1-Year Secure 0% Floor	Cap	2020-02-10	4.65%
S&P 500	1-Year Growth -10% Floor	Cap	2020-02-10	8.85%
S&P 500	1-Year Secure 0% Floor	Cap	2020-02-10	4.10%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2020-02-25	12.55%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2020-02-25	3.90%
Russell 2000	1-Year Growth -10% Floor	Cap	2020-02-25	12.40%
Russell 2000	1-Year Secure 0% Floor	Cap	2020-02-25	4.40%
S&P 500	1-Year Growth -10% Floor	Cap	2020-02-25	7.95%
S&P 500	1-Year Secure 0% Floor	Cap	2020-02-25	3.70%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2020-03-10	12.40%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2020-03-10	3.85%
Russell 2000	1-Year Growth -10% Floor	Cap	2020-03-10	12.30%
Russell 2000	1-Year Secure 0% Floor	Cap	2020-03-10	4.35%
S&P 500	1-Year Growth -10% Floor	Cap	2020-03-10	7.85%
S&P 500	1-Year Secure 0% Floor	Cap	2020-03-10	3.65%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2020-03-25	11.40%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2020-03-25	3.15%
Russell 2000	1-Year Growth -10% Floor	Cap	2020-03-25	11.45%
Russell 2000	1-Year Secure 0% Floor	Cap	2020-03-25	3.75%
S&P 500	1-Year Growth -10% Floor	Cap	2020-03-25	7.45%
S&P 500	1-Year Secure 0% Floor	Cap	2020-03-25	3.10%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2020-04-10	14.15%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2020-04-10	4.40%
Russell 2000	1-Year Growth -10% Floor	Cap	2020-04-10	13.55%
Russell 2000	1-Year Secure 0% Floor	Cap	2020-04-10	4.90%
S&P 500	1-Year Growth -10% Floor	Cap	2020-04-10	8.80%
S&P 500	1-Year Secure 0% Floor	Cap	2020-04-10	4.25%

MSCI EAFE	1-Year Growth -10% Floor	Cap	2020-04-25	16.25%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2020-04-25	5.60%
Russell 2000	1-Year Growth -10% Floor	Cap	2020-04-25	15.40%
Russell 2000	1-Year Secure 0% Floor	Cap	2020-04-25	6.20%
S&P 500	1-Year Growth -10% Floor	Cap	2020-04-25	11.45%
S&P 500	1-Year Secure 0% Floor	Cap	2020-04-25	5.60%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2020-05-10	14.50%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2020-05-10	4.90%
Russell 2000	1-Year Growth -10% Floor	Cap	2020-05-10	14.50%
Russell 2000	1-Year Secure 0% Floor	Cap	2020-05-10	5.45%
S&P 500	1-Year Growth -10% Floor	Cap	2020-05-10	10.35%
S&P 500	1-Year Secure 0% Floor	Cap	2020-05-10	4.80%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2020-05-25	15.65%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2020-05-25	5.20%
Russell 2000	1-Year Growth -10% Floor	Cap	2020-05-25	14.85%
Russell 2000	1-Year Secure 0% Floor	Cap	2020-05-25	5.75%
S&P 500	1-Year Growth -10% Floor	Cap	2020-05-25	10.95%
S&P 500	1-Year Secure 0% Floor	Cap	2020-05-25	5.05%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2020-06-10	15.25%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2020-06-10	5.00%
Russell 2000	1-Year Growth -10% Floor	Cap	2020-06-10	14.65%
Russell 2000	1-Year Secure 0% Floor	Cap	2020-06-10	5.60%
S&P 500	1-Year Growth -10% Floor	Cap	2020-06-10	10.80%
S&P 500	1-Year Secure 0% Floor	Cap	2020-06-10	4.95%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2020-06-25	14.55%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2020-06-25	4.85%
Russell 2000	1-Year Growth -10% Floor	Cap	2020-06-25	13.15%
Russell 2000	1-Year Secure 0% Floor	Cap	2020-06-25	5.25%
S&P 500	1-Year Growth -10% Floor	Cap	2020-06-25	9.35%
S&P 500	1-Year Secure 0% Floor	Cap	2020-06-25	4.50%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2020-07-10	14.15%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2020-07-10	4.65%
Russell 2000	1-Year Growth -10% Floor	Cap	2020-07-10	12.95%
Russell 2000	1-Year Secure 0% Floor	Cap	2020-07-10	5.10%
S&P 500	1-Year Growth -10% Floor	Cap	2020-07-10	9.20%
S&P 500	1-Year Secure 0% Floor	Cap	2020-07-10	4.40%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2020-07-25	14.35%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2020-07-25	4.55%
Russell 2000	1-Year Growth -10% Floor	Cap	2020-07-25	13.30%
Russell 2000	1-Year Secure 0% Floor	Cap	2020-07-25	5.00%
S&P 500	1-Year Growth -10% Floor	Cap	2020-07-25	8.80%
S&P 500	1-Year Secure 0% Floor	Cap	2020-07-25	4.30%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2020-08-10	14.00%

MSCI EAFE	1-Year Secure 0% Floor	Cap	2020-08-10	4.35%
Russell 2000	1-Year Growth -10% Floor	Cap	2020-08-10	13.15%
Russell 2000	1-Year Secure 0% Floor	Cap	2020-08-10	4.85%
S&P 500	1-Year Growth -10% Floor	Cap	2020-08-10	8.70%
S&P 500	1-Year Secure 0% Floor	Cap	2020-08-10	4.20%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2020-08-25	10.95%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2020-08-25	3.30%
Russell 2000	1-Year Growth -10% Floor	Cap	2020-08-25	11.00%
Russell 2000	1-Year Secure 0% Floor	Cap	2020-08-25	3.95%
S&P 500	1-Year Growth -10% Floor	Cap	2020-08-25	7.65%
S&P 500	1-Year Secure 0% Floor	Cap	2020-08-25	3.50%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2020-09-10	11.40%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2020-09-10	3.55%
Russell 2000	1-Year Growth -10% Floor	Cap	2020-09-10	11.00%
Russell 2000	1-Year Secure 0% Floor	Cap	2020-09-10	4.15%
S&P 500	1-Year Growth -10% Floor	Cap	2020-09-10	7.90%
S&P 500	1-Year Secure 0% Floor	Cap	2020-09-10	3.65%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2020-09-25	12.25%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2020-09-25	3.90%
Russell 2000	1-Year Growth -10% Floor	Cap	2020-09-25	12.90%
Russell 2000	1-Year Secure 0% Floor	Cap	2020-09-25	4.55%
S&P 500	1-Year Growth -10% Floor	Cap	2020-09-25	8.10%
S&P 500	1-Year Secure 0% Floor	Cap	2020-09-25	3.85%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2020-10-10	12.90%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2020-10-10	4.25%
Russell 2000	1-Year Growth -10% Floor	Cap	2020-10-10	13.35%
Russell 2000	1-Year Secure 0% Floor	Cap	2020-10-10	4.85%
S&P 500	1-Year Growth -10% Floor	Cap	2020-10-10	8.45%
S&P 500	1-Year Secure 0% Floor	Cap	2020-10-10	4.15%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2020-10-25	12.30%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2020-10-25	3.60%
Russell 2000	1-Year Growth -10% Floor	Cap	2020-10-25	13.10%
Russell 2000	1-Year Secure 0% Floor	Cap	2020-10-25	4.65%
S&P 500	1-Year Growth -10% Floor	Cap	2020-10-25	8.35%
S&P 500	1-Year Secure 0% Floor	Cap	2020-10-25	3.90%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2020-11-10	12.60%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2020-11-10	3.75%
Russell 2000	1-Year Growth -10% Floor	Cap	2020-11-10	13.30%
Russell 2000	1-Year Secure 0% Floor	Cap	2020-11-10	4.70%
S&P 500	1-Year Growth -10% Floor	Cap	2020-11-10	8.45%
S&P 500	1-Year Secure 0% Floor	Cap	2020-11-10	4.00%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2020-11-25	12.40%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2020-11-25	3.90%

Russell 2000	1-Year Growth -10% Floor	Cap	2020-11-25	13.20%
Russell 2000	1-Year Secure 0% Floor	Cap	2020-11-25	4.65%
S&P 500	1-Year Growth -10% Floor	Cap	2020-11-25	8.95%
S&P 500	1-Year Secure 0% Floor	Cap	2020-11-25	4.15%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2020-12-10	11.40%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2020-12-10	3.35%
Russell 2000	1-Year Growth -10% Floor	Cap	2020-12-10	12.45%
Russell 2000	1-Year Secure 0% Floor	Cap	2020-12-10	4.15%
S&P 500	1-Year Growth -10% Floor	Cap	2020-12-10	8.40%
S&P 500	1-Year Secure 0% Floor	Cap	2020-12-10	3.75%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2020-12-25	11.50%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2020-12-25	3.30%
Russell 2000	1-Year Growth -10% Floor	Cap	2020-12-25	12.25%
Russell 2000	1-Year Secure 0% Floor	Cap	2020-12-25	4.00%
S&P 500	1-Year Growth -10% Floor	Cap	2020-12-25	8.40%
S&P 500	1-Year Secure 0% Floor	Cap	2020-12-25	3.60%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2021-01-10	12.10%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2021-01-10	3.65%
Russell 2000	1-Year Growth -10% Floor	Cap	2021-01-10	11.85%
Russell 2000	1-Year Secure 0% Floor	Cap	2021-01-10	4.15%
S&P 500	1-Year Growth -10% Floor	Cap	2021-01-10	8.05%
S&P 500	1-Year Secure 0% Floor	Cap	2021-01-10	3.60%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2021-01-25	11.85%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2021-01-25	3.60%
Russell 2000	1-Year Growth -10% Floor	Cap	2021-01-25	11.65%
Russell 2000	1-Year Secure 0% Floor	Cap	2021-01-25	4.05%
S&P 500	1-Year Growth -10% Floor	Cap	2021-01-25	8.20%
S&P 500	1-Year Secure 0% Floor	Cap	2021-01-25	3.55%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2021-02-10	12.55%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2021-02-10	3.80%
Russell 2000	1-Year Growth -10% Floor	Cap	2021-02-10	11.95%
Russell 2000	1-Year Secure 0% Floor	Cap	2021-02-10	4.30%
S&P 500	1-Year Growth -10% Floor	Cap	2021-02-10	8.45%
S&P 500	1-Year Secure 0% Floor	Cap	2021-02-10	3.85%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2021-02-25	12.55%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2021-02-25	3.85%
Russell 2000	1-Year Growth -10% Floor	Cap	2021-02-25	12.40%
Russell 2000	1-Year Secure 0% Floor	Cap	2021-02-25	4.40%
S&P 500	1-Year Growth -10% Floor	Cap	2021-02-25	7.90%
S&P 500	1-Year Secure 0% Floor	Cap	2021-02-25	3.70%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2021-03-10	12.80%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2021-03-10	3.95%
Russell 2000	1-Year Growth -10% Floor	Cap	2021-03-10	12.55%

Russell 2000	1-Year Secure 0% Floor	Cap	2021-03-10	4.50%
S&P 500	1-Year Growth -10% Floor	Cap	2021-03-10	8.05%
S&P 500	1-Year Secure 0% Floor	Cap	2021-03-10	3.75%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2021-03-25	13.55%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2021-03-25	4.45%
Russell 2000	1-Year Growth -10% Floor	Cap	2021-03-25	13.20%
Russell 2000	1-Year Secure 0% Floor	Cap	2021-03-25	4.95%
S&P 500	1-Year Growth -10% Floor	Cap	2021-03-25	8.60%
S&P 500	1-Year Secure 0% Floor	Cap	2021-03-25	4.10%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2021-04-10	13.25%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2021-04-10	4.20%
Russell 2000	1-Year Growth -10% Floor	Cap	2021-04-10	13.05%
Russell 2000	1-Year Secure 0% Floor	Cap	2021-04-10	4.80%
S&P 500	1-Year Growth -10% Floor	Cap	2021-04-10	8.40%
S&P 500	1-Year Secure 0% Floor	Cap	2021-04-10	4.00%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2021-04-25	12.70%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2021-04-25	4.10%
Russell 2000	1-Year Growth -10% Floor	Cap	2021-04-25	13.05%
Russell 2000	1-Year Secure 0% Floor	Cap	2021-04-25	4.70%
S&P 500	1-Year Growth -10% Floor	Cap	2021-04-25	9.35%
S&P 500	1-Year Secure 0% Floor	Cap	2021-04-25	4.05%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2021-05-10	12.15%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2021-05-10	3.70%
Russell 2000	1-Year Growth -10% Floor	Cap	2021-05-10	12.55%
Russell 2000	1-Year Secure 0% Floor	Cap	2021-05-10	4.35%
S&P 500	1-Year Growth -10% Floor	Cap	2021-05-10	8.95%
S&P 500	1-Year Secure 0% Floor	Cap	2021-05-10	3.75%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2021-05-25	12.75%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2021-05-25	3.80%
Russell 2000	1-Year Growth -10% Floor	Cap	2021-05-25	12.70%
Russell 2000	1-Year Secure 0% Floor	Cap	2021-05-25	4.35%
S&P 500	1-Year Growth -10% Floor	Cap	2021-05-25	9.30%
S&P 500	1-Year Secure 0% Floor	Cap	2021-05-25	3.80%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2021-06-10	12.80%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2021-06-10	3.85%
Russell 2000	1-Year Growth -10% Floor	Cap	2021-06-10	12.70%
Russell 2000	1-Year Secure 0% Floor	Cap	2021-06-10	4.35%
S&P 500	1-Year Growth -10% Floor	Cap	2021-06-10	9.35%
S&P 500	1-Year Secure 0% Floor	Cap	2021-06-10	3.80%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2021-06-25	11.85%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2021-06-25	3.70%
Russell 2000	1-Year Growth -10% Floor	Cap	2021-06-25	11.60%
Russell 2000	1-Year Secure 0% Floor	Cap	2021-06-25	4.20%

S&P 500	1-Year Growth -10% Floor	Cap	2021-06-25	8.25%
S&P 500	1-Year Secure 0% Floor	Cap	2021-06-25	3.60%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2021-07-10	11.45%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2021-07-10	3.55%
Russell 2000	1-Year Growth -10% Floor	Cap	2021-07-10	11.35%
Russell 2000	1-Year Secure 0% Floor	Cap	2021-07-10	4.00%
S&P 500	1-Year Growth -10% Floor	Cap	2021-07-10	8.05%
S&P 500	1-Year Secure 0% Floor	Cap	2021-07-10	3.50%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2021-07-25	11.80%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2021-07-25	3.60%
Russell 2000	1-Year Growth -10% Floor	Cap	2021-07-25	11.90%
Russell 2000	1-Year Secure 0% Floor	Cap	2021-07-25	4.10%
S&P 500	1-Year Growth -10% Floor	Cap	2021-07-25	7.85%
S&P 500	1-Year Secure 0% Floor	Cap	2021-07-25	3.50%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2021-08-10	11.40%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2021-08-10	3.40%
Russell 2000	1-Year Growth -10% Floor	Cap	2021-08-10	11.65%
Russell 2000	1-Year Secure 0% Floor	Cap	2021-08-10	3.95%
S&P 500	1-Year Growth -10% Floor	Cap	2021-08-10	7.65%
S&P 500	1-Year Secure 0% Floor	Cap	2021-08-10	3.35%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2021-08-25	9.95%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2021-08-25	2.80%
Russell 2000	1-Year Growth -10% Floor	Cap	2021-08-25	10.35%
Russell 2000	1-Year Secure 0% Floor	Cap	2021-08-25	3.45%
S&P 500	1-Year Growth -10% Floor	Cap	2021-08-25	7.15%
S&P 500	1-Year Secure 0% Floor	Cap	2021-08-25	3.05%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2021-09-10	9.95%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2021-09-10	2.80%
Russell 2000	1-Year Growth -10% Floor	Cap	2021-09-10	10.15%
Russell 2000	1-Year Secure 0% Floor	Cap	2021-09-10	3.45%
S&P 500	1-Year Growth -10% Floor	Cap	2021-09-10	7.15%
S&P 500	1-Year Secure 0% Floor	Cap	2021-09-10	3.05%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2021-09-25	10.50%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2021-09-25	3.20%
Russell 2000	1-Year Growth -10% Floor	Cap	2021-09-25	11.75%
Russell 2000	1-Year Secure 0% Floor	Cap	2021-09-25	3.85%
S&P 500	1-Year Growth -10% Floor	Cap	2021-09-25	7.35%
S&P 500	1-Year Secure 0% Floor	Cap	2021-09-25	3.20%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2021-10-10	11.10%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2021-10-10	3.40%
Russell 2000	1-Year Growth -10% Floor	Cap	2021-10-10	12.15%
Russell 2000	1-Year Secure 0% Floor	Cap	2021-10-10	4.10%
S&P 500	1-Year Growth -10% Floor	Cap	2021-10-10	7.60%

S&P 500	1-Year Secure 0% Floor	Cap	2021-10-10	3.45%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2021-10-25	11.30%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2021-10-25	3.20%
Russell 2000	1-Year Growth -10% Floor	Cap	2021-10-25	12.45%
Russell 2000	1-Year Secure 0% Floor	Cap	2021-10-25	4.25%
S&P 500	1-Year Growth -10% Floor	Cap	2021-10-25	7.90%
S&P 500	1-Year Secure 0% Floor	Cap	2021-10-25	3.55%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2021-11-10	11.40%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2021-11-10	3.25%
Russell 2000	1-Year Growth -10% Floor	Cap	2021-11-10	12.55%
Russell 2000	1-Year Secure 0% Floor	Cap	2021-11-10	4.25%
S&P 500	1-Year Growth -10% Floor	Cap	2021-11-10	7.95%
S&P 500	1-Year Secure 0% Floor	Cap	2021-11-10	3.60%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2021-11-25	11.10%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2021-11-25	3.30%
Russell 2000	1-Year Growth -10% Floor	Cap	2021-11-25	12.30%
Russell 2000	1-Year Secure 0% Floor	Cap	2021-11-25	4.05%
S&P 500	1-Year Growth -10% Floor	Cap	2021-11-25	8.30%
S&P 500	1-Year Secure 0% Floor	Cap	2021-11-25	3.65%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2021-12-10	11.10%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2021-12-10	3.30%
Russell 2000	1-Year Growth -10% Floor	Cap	2021-12-10	12.30%
Russell 2000	1-Year Secure 0% Floor	Cap	2021-12-10	4.05%
S&P 500	1-Year Growth -10% Floor	Cap	2021-12-10	8.30%
S&P 500	1-Year Secure 0% Floor	Cap	2021-12-10	3.65%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2021-12-25	11.75%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2021-12-25	3.45%
Russell 2000	1-Year Growth -10% Floor	Cap	2021-12-25	12.45%
Russell 2000	1-Year Secure 0% Floor	Cap	2021-12-25	4.10%
S&P 500	1-Year Growth -10% Floor	Cap	2021-12-25	8.50%
S&P 500	1-Year Secure 0% Floor	Cap	2021-12-25	3.70%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2022-01-10	12.55%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2022-01-10	3.90%
Russell 2000	1-Year Growth -10% Floor	Cap	2022-01-10	12.05%
Russell 2000	1-Year Secure 0% Floor	Cap	2022-01-10	4.30%
S&P 500	1-Year Growth -10% Floor	Cap	2022-01-10	8.25%
S&P 500	1-Year Secure 0% Floor	Cap	2022-01-10	3.80%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2022-01-25	12.95%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2022-01-25	4.00%
Russell 2000	1-Year Growth -10% Floor	Cap	2022-01-25	12.15%
Russell 2000	1-Year Secure 0% Floor	Cap	2022-01-25	4.40%
S&P 500	1-Year Growth -10% Floor	Cap	2022-01-25	8.70%
S&P 500	1-Year Secure 0% Floor	Cap	2022-01-25	3.95%

MSCI EAFE	1-Year Growth -10% Floor	Cap	2022-02-10	13.50%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2022-02-10	4.35%
Russell 2000	1-Year Growth -10% Floor	Cap	2022-02-10	12.60%
Russell 2000	1-Year Secure 0% Floor	Cap	2022-02-10	4.85%
S&P 500	1-Year Growth -10% Floor	Cap	2022-02-10	9.05%
S&P 500	1-Year Secure 0% Floor	Cap	2022-02-10	4.25%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2022-02-25	14.45%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2022-02-25	4.75%
Russell 2000	1-Year Growth -10% Floor	Cap	2022-02-25	13.60%
Russell 2000	1-Year Secure 0% Floor	Cap	2022-02-25	5.20%
S&P 500	1-Year Growth -10% Floor	Cap	2022-02-25	8.75%
S&P 500	1-Year Secure 0% Floor	Cap	2022-02-25	4.35%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2022-03-10	16.15%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2022-03-10	5.30%
Russell 2000	1-Year Growth -10% Floor	Cap	2022-03-10	14.35%
Russell 2000	1-Year Secure 0% Floor	Cap	2022-03-10	5.70%
S&P 500	1-Year Growth -10% Floor	Cap	2022-03-10	9.15%
S&P 500	1-Year Secure 0% Floor	Cap	2022-03-10	4.75%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2022-03-25	15.50%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2022-03-25	5.10%
Russell 2000	1-Year Growth -10% Floor	Cap	2022-03-25	14.25%
Russell 2000	1-Year Secure 0% Floor	Cap	2022-03-25	5.55%
S&P 500	1-Year Growth -10% Floor	Cap	2022-03-25	9.25%
S&P 500	1-Year Secure 0% Floor	Cap	2022-03-25	4.60%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2022-04-10	17.80%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2022-04-10	6.05%
Russell 2000	1-Year Growth -10% Floor	Cap	2022-04-10	15.60%
Russell 2000	1-Year Secure 0% Floor	Cap	2022-04-10	6.35%
S&P 500	1-Year Growth -10% Floor	Cap	2022-04-10	10.05%
S&P 500	1-Year Secure 0% Floor	Cap	2022-04-10	5.35%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2022-04-25	17.25%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2022-04-25	6.45%
Russell 2000	1-Year Growth -10% Floor	Cap	2022-04-25	16.50%
Russell 2000	1-Year Secure 0% Floor	Cap	2022-04-25	6.90%
S&P 500	1-Year Growth -10% Floor	Cap	2022-04-25	11.85%
S&P 500	1-Year Secure 0% Floor	Cap	2022-04-25	5.90%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2022-05-10	21.55%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2022-05-10	7.40%
Russell 2000	1-Year Growth -10% Floor	Cap	2022-05-10	18.00%
Russell 2000	1-Year Secure 0% Floor	Cap	2022-05-10	7.80%
S&P 500	1-Year Growth -10% Floor	Cap	2022-05-10	12.95%
S&P 500	1-Year Secure 0% Floor	Cap	2022-05-10	6.80%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2022-05-25	23.45%

MSCI EAFE	1-Year Secure 0% Floor	Cap	2022-05-25	7.55%
Russell 2000	1-Year Growth -10% Floor	Cap	2022-05-25	17.70%
Russell 2000	1-Year Secure 0% Floor	Cap	2022-05-25	7.70%
S&P 500	1-Year Growth -10% Floor	Cap	2022-05-25	13.15%
S&P 500	1-Year Secure 0% Floor	Cap	2022-05-25	6.75%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2022-06-10	27.85%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2022-06-10	8.05%
Russell 2000	1-Year Growth -10% Floor	Cap	2022-06-10	18.50%
Russell 2000	1-Year Secure 0% Floor	Cap	2022-06-10	8.20%
S&P 500	1-Year Growth -10% Floor	Cap	2022-06-10	13.80%
S&P 500	1-Year Secure 0% Floor	Cap	2022-06-10	7.20%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2022-06-25	34.95%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2022-06-25	8.05%
Russell 2000	1-Year Growth -10% Floor	Cap	2022-06-25	17.55%
Russell 2000	1-Year Secure 0% Floor	Cap	2022-06-25	8.00%
S&P 500	1-Year Growth -10% Floor	Cap	2022-06-25	12.65%
S&P 500	1-Year Secure 0% Floor	Cap	2022-06-25	7.00%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2022-07-10	42.25%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2022-07-10	9.60%
Russell 2000	1-Year Growth -10% Floor	Cap	2022-07-10	19.50%
Russell 2000	1-Year Secure 0% Floor	Cap	2022-07-10	9.10%
S&P 500	1-Year Growth -10% Floor	Cap	2022-07-10	14.15%
S&P 500	1-Year Secure 0% Floor	Cap	2022-07-10	8.00%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2022-07-25	43.00%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2022-07-25	9.30%
Russell 2000	1-Year Growth -10% Floor	Cap	2022-07-25	19.35%
Russell 2000	1-Year Secure 0% Floor	Cap	2022-07-25	9.05%
S&P 500	1-Year Growth -10% Floor	Cap	2022-07-25	14.00%
S&P 500	1-Year Secure 0% Floor	Cap	2022-07-25	7.65%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2022-08-10	43.00%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2022-08-10	9.30%
Russell 2000	1-Year Growth -10% Floor	Cap	2022-08-10	19.35%
Russell 2000	1-Year Secure 0% Floor	Cap	2022-08-10	9.05%
S&P 500	1-Year Growth -10% Floor	Cap	2022-08-10	14.10%
S&P 500	1-Year Secure 0% Floor	Cap	2022-08-10	7.60%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2022-08-25	42.45%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2022-08-25	8.15%
Russell 2000	1-Year Growth -10% Floor	Cap	2022-08-25	17.95%
Russell 2000	1-Year Secure 0% Floor	Cap	2022-08-25	8.35%
S&P 500	1-Year Growth -10% Floor	Cap	2022-08-25	13.10%
S&P 500	1-Year Secure 0% Floor	Cap	2022-08-25	7.35%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2022-09-10	37.50%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2022-09-10	8.50%

Russell 2000	1-Year Growth -10% Floor	Cap	2022-09-10	17.70%
Russell 2000	1-Year Secure 0% Floor	Cap	2022-09-10	8.50%
S&P 500	1-Year Growth -10% Floor	Cap	2022-09-10	13.55%
S&P 500	1-Year Secure 0% Floor	Cap	2022-09-10	7.45%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2022-09-25	43.95%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2022-09-25	10.35%
Russell 2000	1-Year Growth -10% Floor	Cap	2022-09-25	21.90%
Russell 2000	1-Year Secure 0% Floor	Cap	2022-09-25	9.95%
S&P 500	1-Year Growth -10% Floor	Cap	2022-09-25	15.40%
S&P 500	1-Year Secure 0% Floor	Cap	2022-09-25	8.25%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2022-10-10	44.35%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2022-10-10	10.55%
Russell 2000	1-Year Growth -10% Floor	Cap	2022-10-10	22.25%
Russell 2000	1-Year Secure 0% Floor	Cap	2022-10-10	10.10%
S&P 500	1-Year Growth -10% Floor	Cap	2022-10-10	15.70%
S&P 500	1-Year Secure 0% Floor	Cap	2022-10-10	8.40%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2022-10-25	46.25%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2022-10-25	11.60%
Russell 2000	1-Year Growth -10% Floor	Cap	2022-10-25	24.55%
Russell 2000	1-Year Secure 0% Floor	Cap	2022-10-25	11.15%
S&P 500	1-Year Growth -10% Floor	Cap	2022-10-25	17.75%
S&P 500	1-Year Secure 0% Floor	Cap	2022-10-25	9.30%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2022-11-10	46.25%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2022-11-10	12.25%
Russell 2000	1-Year Growth -10% Floor	Cap	2022-11-10	25.60%
Russell 2000	1-Year Secure 0% Floor	Cap	2022-11-10	11.55%
S&P 500	1-Year Growth -10% Floor	Cap	2022-11-10	18.70%
S&P 500	1-Year Secure 0% Floor	Cap	2022-11-10	9.65%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2022-11-25	46.25%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2022-11-25	11.80%
Russell 2000	1-Year Growth -10% Floor	Cap	2022-11-25	25.15%
Russell 2000	1-Year Secure 0% Floor	Cap	2022-11-25	11.55%
S&P 500	1-Year Growth -10% Floor	Cap	2022-11-25	18.95%
S&P 500	1-Year Secure 0% Floor	Cap	2022-11-25	9.95%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2022-12-10	46.25%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2022-12-10	10.75%
Russell 2000	1-Year Growth -10% Floor	Cap	2022-12-10	23.90%
Russell 2000	1-Year Secure 0% Floor	Cap	2022-12-10	10.90%
S&P 500	1-Year Growth -10% Floor	Cap	2022-12-10	17.40%
S&P 500	1-Year Secure 0% Floor	Cap	2022-12-10	9.45%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2022-12-25	46.25%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2022-12-25	10.40%
Russell 2000	1-Year Growth -10% Floor	Cap	2022-12-25	22.55%

Russell 2000	1-Year Secure 0% Floor	Cap	2022-12-25	10.15%
S&P 500	1-Year Growth -10% Floor	Cap	2022-12-25	16.85%
S&P 500	1-Year Secure 0% Floor	Cap	2022-12-25	8.75%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2023-01-10	42.50%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2023-01-10	10.35%
Russell 2000	1-Year Growth -10% Floor	Cap	2023-01-10	20.75%
Russell 2000	1-Year Secure 0% Floor	Cap	2023-01-10	9.90%
S&P 500	1-Year Growth -10% Floor	Cap	2023-01-10	15.60%
S&P 500	1-Year Secure 0% Floor	Cap	2023-01-10	8.55%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2023-01-25	42.25%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2023-01-25	9.55%
Russell 2000	1-Year Growth -10% Floor	Cap	2023-01-25	19.95%
Russell 2000	1-Year Secure 0% Floor	Cap	2023-01-25	9.20%
S&P 500	1-Year Growth -10% Floor	Cap	2023-01-25	15.10%
S&P 500	1-Year Secure 0% Floor	Cap	2023-01-25	8.05%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2023-02-10	30.15%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2023-02-10	8.25%
Russell 2000	1-Year Growth -10% Floor	Cap	2023-02-10	18.15%
Russell 2000	1-Year Secure 0% Floor	Cap	2023-02-10	8.20%
S&P 500	1-Year Growth -10% Floor	Cap	2023-02-10	13.35%
S&P 500	1-Year Secure 0% Floor	Cap	2023-02-10	7.20%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2023-02-25	39.35%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2023-02-25	8.15%
Russell 2000	1-Year Growth -10% Floor	Cap	2023-02-25	17.45%
Russell 2000	1-Year Secure 0% Floor	Cap	2023-02-25	7.95%
S&P 500	1-Year Growth -10% Floor	Cap	2023-02-25	12.20%
S&P 500	1-Year Secure 0% Floor	Cap	2023-02-25	6.80%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2023-03-10	42.15%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2023-03-10	9.15%
Russell 2000	1-Year Growth -10% Floor	Cap	2023-03-10	18.65%
Russell 2000	1-Year Secure 0% Floor	Cap	2023-03-10	8.65%
S&P 500	1-Year Growth -10% Floor	Cap	2023-03-10	13.35%
S&P 500	1-Year Secure 0% Floor	Cap	2023-03-10	7.40%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2023-03-25	42.30%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2023-03-25	9.20%
Russell 2000	1-Year Growth -10% Floor	Cap	2023-03-25	19.10%
Russell 2000	1-Year Secure 0% Floor	Cap	2023-03-25	8.95%
S&P 500	1-Year Growth -10% Floor	Cap	2023-03-25	13.70%
S&P 500	1-Year Secure 0% Floor	Cap	2023-03-25	7.60%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2023-04-10	42.50%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2023-04-10	8.90%
Russell 2000	1-Year Growth -10% Floor	Cap	2023-04-10	18.95%
Russell 2000	1-Year Secure 0% Floor	Cap	2023-04-10	8.75%

S&P 500	1-Year Growth -10% Floor	Cap	2023-04-10	13.10%
S&P 500	1-Year Secure 0% Floor	Cap	2023-04-10	7.35%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2023-04-25	30.60%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2023-04-25	8.30%
Russell 2000	1-Year Growth -10% Floor	Cap	2023-04-25	18.40%
Russell 2000	1-Year Secure 0% Floor	Cap	2023-04-25	8.50%
S&P 500	1-Year Growth -10% Floor	Cap	2023-04-25	14.10%
S&P 500	1-Year Secure 0% Floor	Cap	2023-04-25	7.35%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2023-05-10	30.35%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2023-05-10	8.25%
Russell 2000	1-Year Growth -10% Floor	Cap	2023-05-10	18.25%
Russell 2000	1-Year Secure 0% Floor	Cap	2023-05-10	8.50%
S&P 500	1-Year Growth -10% Floor	Cap	2023-05-10	14.05%
S&P 500	1-Year Secure 0% Floor	Cap	2023-05-10	7.30%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2023-05-25	30.05%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2023-05-25	8.00%
Russell 2000	1-Year Growth -10% Floor	Cap	2023-05-25	17.65%
Russell 2000	1-Year Secure 0% Floor	Cap	2023-05-25	8.25%
S&P 500	1-Year Growth -10% Floor	Cap	2023-05-25	14.00%
S&P 500	1-Year Secure 0% Floor	Cap	2023-05-25	7.20%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2023-06-10	35.90%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2023-06-10	8.25%
Russell 2000	1-Year Growth -10% Floor	Cap	2023-06-10	18.05%
Russell 2000	1-Year Secure 0% Floor	Cap	2023-06-10	8.55%
S&P 500	1-Year Growth -10% Floor	Cap	2023-06-10	14.25%
S&P 500	1-Year Secure 0% Floor	Cap	2023-06-10	7.35%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2023-06-25	41.45%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2023-06-25	8.90%
Russell 2000	1-Year Growth -10% Floor	Cap	2023-06-25	17.95%
Russell 2000	1-Year Secure 0% Floor	Cap	2023-06-25	8.70%
S&P 500	1-Year Growth -10% Floor	Cap	2023-06-25	13.60%
S&P 500	1-Year Secure 0% Floor	Cap	2023-06-25	7.35%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2023-07-10	41.35%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2023-07-10	9.15%
Russell 2000	1-Year Growth -10% Floor	Cap	2023-07-10	18.35%
Russell 2000	1-Year Secure 0% Floor	Cap	2023-07-10	8.90%
S&P 500	1-Year Growth -10% Floor	Cap	2023-07-10	13.85%
S&P 500	1-Year Secure 0% Floor	Cap	2023-07-10	7.55%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2023-07-25	41.35%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2023-07-25	9.60%
Russell 2000	1-Year Growth -10% Floor	Cap	2023-07-25	19.80%
Russell 2000	1-Year Secure 0% Floor	Cap	2023-07-25	9.25%
S&P 500	1-Year Growth -10% Floor	Cap	2023-07-25	14.55%

S&P 500	1-Year Secure 0% Floor	Cap	2023-07-25	7.95%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2023-08-10	42.50%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2023-08-10	9.00%
Russell 2000	1-Year Growth -10% Floor	Cap	2023-08-10	18.45%
Russell 2000	1-Year Secure 0% Floor	Cap	2023-08-10	8.70%
S&P 500	1-Year Growth -10% Floor	Cap	2023-08-10	13.45%
S&P 500	1-Year Secure 0% Floor	Cap	2023-08-10	7.45%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2023-08-25	41.90%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2023-08-25	8.45%
Russell 2000	1-Year Growth -10% Floor	Cap	2023-08-25	17.80%
Russell 2000	1-Year Secure 0% Floor	Cap	2023-08-25	8.45%
S&P 500	1-Year Growth -10% Floor	Cap	2023-08-25	13.20%
S&P 500	1-Year Secure 0% Floor	Cap	2023-08-25	7.30%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2023-09-10	41.80%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2023-09-10	8.95%
Russell 2000	1-Year Growth -10% Floor	Cap	2023-09-10	18.35%
Russell 2000	1-Year Secure 0% Floor	Cap	2023-09-10	8.90%
S&P 500	1-Year Growth -10% Floor	Cap	2023-09-10	14.25%
S&P 500	1-Year Secure 0% Floor	Cap	2023-09-10	7.85%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2023-09-25	42.50%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2023-09-25	9.50%
Russell 2000	1-Year Growth -10% Floor	Cap	2023-09-25	20.50%
Russell 2000	1-Year Secure 0% Floor	Cap	2023-09-25	9.25%
S&P 500	1-Year Growth -10% Floor	Cap	2023-09-25	14.55%
S&P 500	1-Year Secure 0% Floor	Cap	2023-09-25	7.85%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2023-10-10	41.85%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2023-10-10	10.00%
Russell 2000	1-Year Growth -10% Floor	Cap	2023-10-10	21.45%
Russell 2000	1-Year Secure 0% Floor	Cap	2023-10-10	9.65%
S&P 500	1-Year Growth -10% Floor	Cap	2023-10-10	15.20%
S&P 500	1-Year Secure 0% Floor	Cap	2023-10-10	8.20%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2023-10-25	42.50%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2023-10-25	11.85%
Russell 2000	1-Year Growth -10% Floor	Cap	2023-10-25	24.95%
Russell 2000	1-Year Secure 0% Floor	Cap	2023-10-25	11.30%
S&P 500	1-Year Growth -10% Floor	Cap	2023-10-25	17.85%
S&P 500	1-Year Secure 0% Floor	Cap	2023-10-25	9.55%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2023-11-10	42.50%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2023-11-10	11.90%
Russell 2000	1-Year Growth -10% Floor	Cap	2023-11-10	25.30%
Russell 2000	1-Year Secure 0% Floor	Cap	2023-11-10	11.40%
S&P 500	1-Year Growth -10% Floor	Cap	2023-11-10	17.95%
S&P 500	1-Year Secure 0% Floor	Cap	2023-11-10	9.60%

MSCI EAFE	1-Year Growth -10% Floor	Cap	2023-11-25	42.50%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2023-11-25	12.30%
Russell 2000	1-Year Growth -10% Floor	Cap	2023-11-25	25.85%
Russell 2000	1-Year Secure 0% Floor	Cap	2023-11-25	11.90%
S&P 500	1-Year Growth -10% Floor	Cap	2023-11-25	19.40%
S&P 500	1-Year Secure 0% Floor	Cap	2023-11-25	10.10%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2023-12-10	42.50%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2023-12-10	10.85%
Russell 2000	1-Year Growth -10% Floor	Cap	2023-12-10	23.75%
Russell 2000	1-Year Secure 0% Floor	Cap	2023-12-10	10.95%
S&P 500	1-Year Growth -10% Floor	Cap	2023-12-10	17.15%
S&P 500	1-Year Secure 0% Floor	Cap	2023-12-10	9.15%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2023-12-25	42.50%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2023-12-25	10.05%
Russell 2000	1-Year Growth -10% Floor	Cap	2023-12-25	21.75%
Russell 2000	1-Year Secure 0% Floor	Cap	2023-12-25	10.05%
S&P 500	1-Year Growth -10% Floor	Cap	2023-12-25	15.80%
S&P 500	1-Year Secure 0% Floor	Cap	2023-12-25	8.60%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2024-01-10	35.00%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2024-01-10	9.25%
Russell 2000	1-Year Growth -10% Floor	Cap	2024-01-10	18.75%
Russell 2000	1-Year Secure 0% Floor	Cap	2024-01-10	8.85%
S&P 500	1-Year Growth -10% Floor	Cap	2024-01-10	13.10%
S&P 500	1-Year Secure 0% Floor	Cap	2024-01-10	7.50%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2024-01-25	35.00%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2024-01-25	8.90%
Russell 2000	1-Year Growth -10% Floor	Cap	2024-01-25	18.45%
Russell 2000	1-Year Secure 0% Floor	Cap	2024-01-25	8.70%
S&P 500	1-Year Growth -10% Floor	Cap	2024-01-25	13.20%
S&P 500	1-Year Secure 0% Floor	Cap	2024-01-25	7.35%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2024-02-10	25.15%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2024-02-10	8.15%
Russell 2000	1-Year Growth -10% Floor	Cap	2024-02-10	18.10%
Russell 2000	1-Year Secure 0% Floor	Cap	2024-02-10	8.25%
S&P 500	1-Year Growth -10% Floor	Cap	2024-02-10	12.30%
S&P 500	1-Year Secure 0% Floor	Cap	2024-02-10	6.90%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2024-02-25	35.00%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2024-02-25	8.25%
Russell 2000	1-Year Growth -10% Floor	Cap	2024-02-25	17.85%
Russell 2000	1-Year Secure 0% Floor	Cap	2024-02-25	8.00%
S&P 500	1-Year Growth -10% Floor	Cap	2024-02-25	12.30%
S&P 500	1-Year Secure 0% Floor	Cap	2024-02-25	6.85%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2024-03-10	35.00%

MSCI EAFE	1-Year Secure 0% Floor	Cap	2024-03-10	8.30%
Russell 2000	1-Year Growth -10% Floor	Cap	2024-03-10	18.05%
Russell 2000	1-Year Secure 0% Floor	Cap	2024-03-10	8.15%
S&P 500	1-Year Growth -10% Floor	Cap	2024-03-10	12.60%
S&P 500	1-Year Secure 0% Floor	Cap	2024-03-10	7.00%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2024-03-25	35.00%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2024-03-25	8.10%
Russell 2000	1-Year Growth -10% Floor	Cap	2024-03-25	17.80%
Russell 2000	1-Year Secure 0% Floor	Cap	2024-03-25	8.05%
S&P 500	1-Year Growth -10% Floor	Cap	2024-03-25	12.50%
S&P 500	1-Year Secure 0% Floor	Cap	2024-03-25	6.85%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2024-04-10	35.00%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2024-04-10	8.10%
Russell 2000	1-Year Growth -10% Floor	Cap	2024-04-10	17.85%
Russell 2000	1-Year Secure 0% Floor	Cap	2024-04-10	8.05%
S&P 500	1-Year Growth -10% Floor	Cap	2024-04-10	12.55%
S&P 500	1-Year Secure 0% Floor	Cap	2024-04-10	6.90%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2024-04-25	22.10%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2024-04-25	7.80%
Russell 2000	1-Year Growth -10% Floor	Cap	2024-04-25	17.95%
Russell 2000	1-Year Secure 0% Floor	Cap	2024-04-25	8.05%
S&P 500	1-Year Growth -10% Floor	Cap	2024-04-25	13.55%
S&P 500	1-Year Secure 0% Floor	Cap	2024-04-25	7.15%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2024-05-10	31.90%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2024-05-10	8.65%
Russell 2000	1-Year Growth -10% Floor	Cap	2024-05-10	19.30%
Russell 2000	1-Year Secure 0% Floor	Cap	2024-05-10	8.75%
S&P 500	1-Year Growth -10% Floor	Cap	2024-05-10	14.15%
S&P 500	1-Year Secure 0% Floor	Cap	2024-05-10	7.65%
Barclays	1-Year Growth -10% Floor	Cap	2024-05-25	50.00%
Barclays	1-Year Secure 0% Floor	Cap	2024-05-25	25.00%
Dimensional	1-Year Growth -10% Floor	Cap	2024-05-25	21.58%
Dimensional	1-Year Secure 0% Floor	Cap	2024-05-25	9.10%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2024-05-25	35.00%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2024-05-25	9.85%
S&P 500	1-Year Growth -10% Floor	Cap	2024-05-25	15.20%
S&P 500	1-Year Secure 0% Floor	Cap	2024-05-25	8.40%
Barclays	1-Year Growth -10% Floor	Cap	2024-06-10	50.00%
Barclays	1-Year Secure 0% Floor	Cap	2024-06-10	25.00%
Dimensional	1-Year Growth -10% Floor	Cap	2024-06-10	21.40%
Dimensional	1-Year Secure 0% Floor	Cap	2024-06-10	8.90%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2024-06-10	1.00%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2024-06-10	35.00%

MSCI EAFE	1-Year Secure 0% Floor	Cap	2024-06-10	1.00%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2024-06-10	9.70%
Russell 2000	1-Year Growth -10% Floor	Cap	2024-06-10	1.00%
Russell 2000	1-Year Secure 0% Floor	Cap	2024-06-10	1.00%
S&P 500	1-Year Growth -10% Floor	Cap	2024-06-10	1.00%
S&P 500	1-Year Growth -10% Floor	Cap	2024-06-10	15.20%
S&P 500	1-Year Secure 0% Floor	Cap	2024-06-10	8.35%
S&P 500	1-Year Secure 0% Floor	Cap	2024-06-10	1.00%
Barclays	1-Year Growth -10% Floor	Cap	2024-06-25	50.00%
Barclays	1-Year Secure 0% Floor	Cap	2024-06-25	25.00%
Dimensional	1-Year Growth -10% Floor	Cap	2024-06-25	21.23%
Dimensional	1-Year Secure 0% Floor	Cap	2024-06-25	8.95%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2024-06-25	1.00%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2024-06-25	35.00%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2024-06-25	1.00%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2024-06-25	9.95%
Russell 2000	1-Year Growth -10% Floor	Cap	2024-06-25	1.00%
Russell 2000	1-Year Secure 0% Floor	Cap	2024-06-25	1.00%
S&P 500	1-Year Growth -10% Floor	Cap	2024-06-25	1.00%
S&P 500	1-Year Growth -10% Floor	Cap	2024-06-25	14.50%
S&P 500	1-Year Secure 0% Floor	Cap	2024-06-25	8.25%
S&P 500	1-Year Secure 0% Floor	Cap	2024-06-25	1.00%
Barclays	1-Year Growth -10% Floor	Cap	2024-07-10	50.00%
Barclays	1-Year Secure 0% Floor	Cap	2024-07-10	25.00%
Dimensional	1-Year Growth -10% Floor	Cap	2024-07-10	20.30%
Dimensional	1-Year Secure 0% Floor	Cap	2024-07-10	8.10%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2024-07-10	35.00%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2024-07-10	9.00%
S&P 500	1-Year Growth -10% Floor	Cap	2024-07-10	13.80%
S&P 500	1-Year Secure 0% Floor	Cap	2024-07-10	7.65%
Barclays	1-Year Growth -10% Floor	Cap	2024-07-25	50.00%
Barclays	1-Year Secure 0% Floor	Cap	2024-07-25	25.00%
Dimensional	1-Year Growth -10% Floor	Cap	2024-07-25	22.70%
Dimensional	1-Year Secure 0% Floor	Cap	2024-07-25	8.50%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2024-07-25	35.00%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2024-07-25	9.70%
S&P 500	1-Year Growth -10% Floor	Cap	2024-07-25	14.05%
S&P 500	1-Year Secure 0% Floor	Cap	2024-07-25	7.90%
Barclays	1-Year Growth -10% Floor	Cap	2024-08-10	50.00%
Barclays	1-Year Secure 0% Floor	Cap	2024-08-10	25.00%
Dimensional	1-Year Growth -10% Floor	Cap	2024-08-10	22.75%
Dimensional	1-Year Secure 0% Floor	Cap	2024-08-10	8.65%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2024-08-10	35.00%

MSCI EAFE	1-Year Secure 0% Floor	Cap	2024-08-10	9.95%
S&P 500	1-Year Growth -10% Floor	Cap	2024-08-10	14.65%
S&P 500	1-Year Secure 0% Floor	Cap	2024-08-10	8.00%
Barclays	1-Year Growth -10% Floor	Cap	2024-08-25	50.00%
Barclays	1-Year Secure 0% Floor	Cap	2024-08-25	25.00%
Dimensional	1-Year Growth -10% Floor	Cap	2024-08-25	21.80%
Dimensional	1-Year Secure 0% Floor	Cap	2024-08-25	8.45%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2024-08-25	35.00%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2024-08-25	9.40%
S&P 500	1-Year Growth -10% Floor	Cap	2024-08-25	14.35%
S&P 500	1-Year Secure 0% Floor	Cap	2024-08-25	7.80%
Barclays	1-Year Growth -10% Floor	Cap	2024-09-10	50.00%
Barclays	1-Year Secure 0% Floor	Cap	2024-09-10	22.50%
Dimensional	1-Year Growth -10% Floor	Cap	2024-09-10	21.10%
Dimensional	1-Year Secure 0% Floor	Cap	2024-09-10	8.00%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2024-09-10	35.00%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2024-09-10	8.75%
S&P 500	1-Year Growth -10% Floor	Cap	2024-09-10	13.80%
S&P 500	1-Year Secure 0% Floor	Cap	2024-09-10	7.45%
Barclays	1-Year Growth -10% Floor	Cap	2024-09-25	50.00%
Barclays	1-Year Secure 0% Floor	Cap	2024-09-25	22.50%
Dimensional	1-Year Growth -10% Floor	Cap	2024-09-25	21.20%
Dimensional	1-Year Secure 0% Floor	Cap	2024-09-25	7.95%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2024-09-25	35.00%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2024-09-25	8.90%
S&P 500	1-Year Growth -10% Floor	Cap	2024-09-25	13.80%
S&P 500	1-Year Secure 0% Floor	Cap	2024-09-25	7.45%
Barclays	1-Year Growth -10% Floor	Cap	2024-10-10	50.00%
Barclays	1-Year Secure 0% Floor	Cap	2024-10-10	20.20%
Dimensional	1-Year Growth -10% Floor	Cap	2024-10-10	20.65%
Dimensional	1-Year Secure 0% Floor	Cap	2024-10-10	7.40%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2024-10-10	35.00%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2024-10-10	8.20%
S&P 500	1-Year Growth -10% Floor	Cap	2024-10-10	13.30%
S&P 500	1-Year Secure 0% Floor	Cap	2024-10-10	6.95%
Barclays	1-Year Growth -10% Floor	Cap	2024-10-25	50.00%
Barclays	1-Year Secure 0% Floor	Cap	2024-10-25	21.50%
Dimensional	1-Year Growth -10% Floor	Cap	2024-10-25	21.00%
Dimensional	1-Year Secure 0% Floor	Cap	2024-10-25	7.60%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2024-10-25	35.00%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2024-10-25	8.50%
S&P 500	1-Year Growth -10% Floor	Cap	2024-10-25	13.30%
S&P 500	1-Year Secure 0% Floor	Cap	2024-10-25	7.10%

Barclays	1-Year Growth -10% Floor	Cap	2024-11-10	50.00%
Barclays	1-Year Secure 0% Floor	Cap	2024-11-10	18.70%
Dimensional	1-Year Growth -10% Floor	Cap	2024-11-10	20.40%
Dimensional	1-Year Secure 0% Floor	Cap	2024-11-10	7.40%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2024-11-10	35.00%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2024-11-10	7.50%
S&P 500	1-Year Growth -10% Floor	Cap	2024-11-10	12.50%
S&P 500	1-Year Secure 0% Floor	Cap	2024-11-10	6.85%
Barclays	1-Year Growth -10% Floor	Cap	2024-11-25	50.00%
Barclays	1-Year Secure 0% Floor	Cap	2024-11-25	18.35%
Dimensional	1-Year Growth -10% Floor	Cap	2024-11-25	20.35%
Dimensional	1-Year Secure 0% Floor	Cap	2024-11-25	7.30%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2024-11-25	35.00%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2024-11-25	7.35%
S&P 500	1-Year Growth -10% Floor	Cap	2024-11-25	12.75%
S&P 500	1-Year Secure 0% Floor	Cap	2024-11-25	6.95%
Barclays	1-Year Growth -10% Floor	Cap	2024-12-10	50.00%
Barclays	1-Year Secure 0% Floor	Cap	2024-12-10	22.30%
Dimensional	1-Year Growth -10% Floor	Cap	2024-12-10	20.85%
Dimensional	1-Year Secure 0% Floor	Cap	2024-12-10	7.70%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2024-12-10	35.00%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2024-12-10	7.80%
S&P 500	1-Year Growth -10% Floor	Cap	2024-12-10	13.45%
S&P 500	1-Year Secure 0% Floor	Cap	2024-12-10	7.30%
Barclays	1-Year Growth -10% Floor	Cap	2024-12-25	50.00%
Barclays	1-Year Secure 0% Floor	Cap	2024-12-25	22.30%
Dimensional	1-Year Growth -10% Floor	Cap	2024-12-25	21.10%
Dimensional	1-Year Secure 0% Floor	Cap	2024-12-25	7.90%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2024-12-25	35.00%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2024-12-25	8.10%
S&P 500	1-Year Growth -10% Floor	Cap	2024-12-25	13.70%
S&P 500	1-Year Secure 0% Floor	Cap	2024-12-25	7.45%
Barclays	1-Year Growth -10% Floor	Cap	2025-01-10	50.00%
Barclays	1-Year Secure 0% Floor	Cap	2025-01-10	15.80%
Dimensional	1-Year Growth -10% Floor	Cap	2025-01-10	18.80%
Dimensional	1-Year Secure 0% Floor	Cap	2025-01-10	7.05%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2025-01-10	20.00%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2025-01-10	7.25%
S&P 500	1-Year Growth -10% Floor	Cap	2025-01-10	11.45%
S&P 500	1-Year Secure 0% Floor	Cap	2025-01-10	6.55%
Barclays	1-Year Growth -10% Floor	Cap	2025-01-25	50.00%
Barclays	1-Year Secure 0% Floor	Cap	2025-01-25	15.80%
Dimensional	1-Year Growth -10% Floor	Cap	2025-01-25	18.80%

Dimensional	1-Year Secure 0% Floor	Cap	2025-01-25	7.05%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2025-01-25	20.00%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2025-01-25	7.25%
S&P 500	1-Year Growth -10% Floor	Cap	2025-01-25	11.45%
S&P 500	1-Year Secure 0% Floor	Cap	2025-01-25	6.55%
Barclays	1-Year Growth -10% Floor	Cap	2025-02-10	50.00%
Barclays	1-Year Secure 0% Floor	Cap	2025-02-10	20.00%
Dimensional	1-Year Growth -10% Floor	Cap	2025-02-10	20.00%
Dimensional	1-Year Secure 0% Floor	Cap	2025-02-10	9.45%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2025-02-10	20.00%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2025-02-10	9.80%
S&P 500	1-Year Growth -10% Floor	Cap	2025-02-10	14.50%
S&P 500	1-Year Secure 0% Floor	Cap	2025-02-10	8.20%
Barclays	1-Year Growth -10% Floor	Cap	2025-02-25	50.00%
Barclays	1-Year Secure 0% Floor	Cap	2025-02-25	20.00%
Dimensional	1-Year Growth -10% Floor	Cap	2025-02-25	20.00%
Dimensional	1-Year Secure 0% Floor	Cap	2025-02-25	9.45%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2025-02-25	20.00%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2025-02-25	9.80%
S&P 500	1-Year Growth -10% Floor	Cap	2025-02-25	14.50%
S&P 500	1-Year Secure 0% Floor	Cap	2025-02-25	8.20%
Barclays	1-Year Growth -10% Floor	Cap	2025-03-10	50.00%
Barclays	1-Year Secure 0% Floor	Cap	2025-03-10	20.00%
Dimensional	1-Year Growth -10% Floor	Cap	2025-03-10	20.00%
Dimensional	1-Year Secure 0% Floor	Cap	2025-03-10	8.90%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2025-03-10	20.00%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2025-03-10	9.80%
S&P 500	1-Year Growth -10% Floor	Cap	2025-03-10	14.05%
S&P 500	1-Year Secure 0% Floor	Cap	2025-03-10	7.90%
Barclays	1-Year Growth -10% Floor	Cap	2025-03-25	50.00%
Barclays	1-Year Secure 0% Floor	Cap	2025-03-25	20.00%
Dimensional	1-Year Growth -10% Floor	Cap	2025-03-25	20.00%
Dimensional	1-Year Secure 0% Floor	Cap	2025-03-25	8.90%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2025-03-25	20.00%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2025-03-25	9.80%
S&P 500	1-Year Growth -10% Floor	Cap	2025-03-25	14.05%
S&P 500	1-Year Secure 0% Floor	Cap	2025-03-25	7.90%
Barclays	1-Year Growth -10% Floor	Cap	2025-04-10	50.00%
Barclays	1-Year Secure 0% Floor	Cap	2025-04-10	20.00%
Dimensional	1-Year Growth -10% Floor	Cap	2025-04-10	20.00%
Dimensional	1-Year Secure 0% Floor	Cap	2025-04-10	8.45%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2025-04-10	20.00%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2025-04-10	9.00%

S&P 500	1-Year Growth -10% Floor	Cap	2025-04-10	14.10%
S&P 500	1-Year Secure 0% Floor	Cap	2025-04-10	7.70%
Barclays	1-Year Growth -10% Floor	Cap	2025-04-25	50.00%
Barclays	1-Year Secure 0% Floor	Cap	2025-04-25	20.00%
Dimensional	1-Year Growth -10% Floor	Cap	2025-04-25	20.00%
Dimensional	1-Year Secure 0% Floor	Cap	2025-04-25	8.45%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2025-04-25	20.00%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2025-04-25	9.00%
S&P 500	1-Year Growth -10% Floor	Cap	2025-04-25	14.10%
S&P 500	1-Year Secure 0% Floor	Cap	2025-04-25	7.70%
Barclays	1-Year Growth -10% Floor	Cap	2025-05-10	50.00%
Barclays	1-Year Secure 0% Floor	Cap	2025-05-10	20.00%
Dimensional	1-Year Growth -10% Floor	Cap	2025-05-10	20.00%
Dimensional	1-Year Secure 0% Floor	Cap	2025-05-10	8.45%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2025-05-10	20.00%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2025-05-10	9.25%
S&P 500	1-Year Growth -10% Floor	Cap	2025-05-10	15.15%
S&P 500	1-Year Secure 0% Floor	Cap	2025-05-10	8.00%
Barclays	1-Year Growth -10% Floor	Cap	2025-05-25	50.00%
Barclays	1-Year Secure 0% Floor	Cap	2025-05-25	20.00%
Dimensional	1-Year Growth -10% Floor	Cap	2025-05-25	20.00%
Dimensional	1-Year Secure 0% Floor	Cap	2025-05-25	8.45%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2025-05-25	20.00%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2025-05-25	9.25%
S&P 500	1-Year Growth -10% Floor	Cap	2025-05-25	15.15%
S&P 500	1-Year Secure 0% Floor	Cap	2025-05-25	8.00%
Barclays	1-Year Growth -10% Floor	Cap	2025-06-10	50.00%
Barclays	1-Year Secure 0% Floor	Cap	2025-06-10	20.00%
Dimensional	1-Year Growth -10% Floor	Cap	2025-06-10	20.00%
Dimensional	1-Year Secure 0% Floor	Cap	2025-06-10	9.00%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2025-06-10	20.00%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2025-06-10	9.50%
S&P 500	1-Year Growth -10% Floor	Cap	2025-06-10	15.25%
S&P 500	1-Year Secure 0% Floor	Cap	2025-06-10	8.30%
Barclays	1-Year Growth -10% Floor	Cap	2025-06-25	50.00%
Barclays	1-Year Secure 0% Floor	Cap	2025-06-25	20.00%
Dimensional	1-Year Growth -10% Floor	Cap	2025-06-25	20.00%
Dimensional	1-Year Secure 0% Floor	Cap	2025-06-25	9.00%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2025-06-25	20.00%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2025-06-25	9.50%
S&P 500	1-Year Growth -10% Floor	Cap	2025-06-25	15.25%
S&P 500	1-Year Secure 0% Floor	Cap	2025-06-25	8.30%
Barclays	1-Year Growth -10% Floor	Cap	2025-07-10	50.00%

Barclays	1-Year Secure 0% Floor	Cap	2025-07-10	20.00%
Dimensional	1-Year Growth -10% Floor	Cap	2025-07-10	20.00%
Dimensional	1-Year Secure 0% Floor	Cap	2025-07-10	8.45%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2025-07-10	20.00%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2025-07-10	9.00%
S&P 500	1-Year Growth -10% Floor	Cap	2025-07-10	13.90%
S&P 500	1-Year Secure 0% Floor	Cap	2025-07-10	7.70%
Barclays	1-Year Growth -10% Floor	Cap	2025-07-25	50.00%
Barclays	1-Year Secure 0% Floor	Cap	2025-07-25	20.00%
Dimensional	1-Year Growth -10% Floor	Cap	2025-07-25	20.00%
Dimensional	1-Year Secure 0% Floor	Cap	2025-07-25	8.45%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2025-07-25	20.00%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2025-07-25	9.00%
S&P 500	1-Year Growth -10% Floor	Cap	2025-07-25	13.90%
S&P 500	1-Year Secure 0% Floor	Cap	2025-07-25	7.70%
Barclays	1-Year Growth -10% Floor	Cap	2025-08-10	50.00%
Barclays	1-Year Secure 0% Floor	Cap	2025-08-10	20.00%
Dimensional	1-Year Growth -10% Floor	Cap	2025-08-10	20.00%
Dimensional	1-Year Secure 0% Floor	Cap	2025-08-10	8.75%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2025-08-10	20.00%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2025-08-10	9.20%
S&P 500	1-Year Growth -10% Floor	Cap	2025-08-10	14.50%
S&P 500	1-Year Secure 0% Floor	Cap	2025-08-10	8.00%
Barclays	1-Year Growth -10% Floor	Cap	2025-08-25	50.00%
Barclays	1-Year Secure 0% Floor	Cap	2025-08-25	20.00%
Dimensional	1-Year Growth -10% Floor	Cap	2025-08-25	20.00%
Dimensional	1-Year Secure 0% Floor	Cap	2025-08-25	8.75%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2025-08-25	13.25%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2025-08-25	20.00%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2025-08-25	4.50%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2025-08-25	9.20%
Russell 2000	1-Year Growth -10% Floor	Cap	2025-08-25	12.50%
Russell 2000	1-Year Secure 0% Floor	Cap	2025-08-25	5.00%
S&P 500	1-Year Growth -10% Floor	Cap	2025-08-25	8.75%
S&P 500	1-Year Growth -10% Floor	Cap	2025-08-25	14.50%
S&P 500	1-Year Secure 0% Floor	Cap	2025-08-25	8.00%
S&P 500	1-Year Secure 0% Floor	Cap	2025-08-25	4.35%
Barclays	1-Year Growth -10% Floor	Cap	2025-09-10	50.00%
Barclays	1-Year Secure 0% Floor	Cap	2025-09-10	20.00%
Dimensional	1-Year Growth -10% Floor	Cap	2025-09-10	20.00%
Dimensional	1-Year Secure 0% Floor	Cap	2025-09-10	8.25%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2025-09-10	11.75%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2025-09-10	20.00%

MSCI EAFE	1-Year Secure 0% Floor	Cap	2025-09-10	3.75%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2025-09-10	8.55%
Russell 2000	1-Year Growth -10% Floor	Cap	2025-09-10	11.30%
Russell 2000	1-Year Secure 0% Floor	Cap	2025-09-10	4.30%
S&P 500	1-Year Growth -10% Floor	Cap	2025-09-10	8.05%
S&P 500	1-Year Growth -10% Floor	Cap	2025-09-10	13.65%
S&P 500	1-Year Secure 0% Floor	Cap	2025-09-10	7.55%
S&P 500	1-Year Secure 0% Floor	Cap	2025-09-10	3.80%
Barclays	1-Year Growth -10% Floor	Cap	2025-09-25	50.00%
Barclays	1-Year Secure 0% Floor	Cap	2025-09-25	20.00%
Dimensional	1-Year Growth -10% Floor	Cap	2025-09-25	20.00%
Dimensional	1-Year Secure 0% Floor	Cap	2025-09-25	8.25%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2025-09-25	12.55%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2025-09-25	20.00%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2025-09-25	4.00%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2025-09-25	8.55%
Russell 2000	1-Year Growth -10% Floor	Cap	2025-09-25	12.90%
Russell 2000	1-Year Secure 0% Floor	Cap	2025-09-25	4.60%
S&P 500	1-Year Growth -10% Floor	Cap	2025-09-25	8.10%
S&P 500	1-Year Growth -10% Floor	Cap	2025-09-25	13.65%
S&P 500	1-Year Secure 0% Floor	Cap	2025-09-25	7.55%
S&P 500	1-Year Secure 0% Floor	Cap	2025-09-25	3.85%
Barclays	1-Year Growth -10% Floor	Cap	2025-10-10	50.00%
Barclays	1-Year Secure 0% Floor	Cap	2025-10-10	20.00%
Dimensional	1-Year Growth -10% Floor	Cap	2025-10-10	20.00%
Dimensional	1-Year Secure 0% Floor	Cap	2025-10-10	7.75%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2025-10-10	14.20%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2025-10-10	20.00%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2025-10-10	4.85%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2025-10-10	8.10%
Russell 2000	1-Year Growth -10% Floor	Cap	2025-10-10	14.10%
Russell 2000	1-Year Secure 0% Floor	Cap	2025-10-10	5.35%
S&P 500	1-Year Growth -10% Floor	Cap	2025-10-10	8.90%
S&P 500	1-Year Growth -10% Floor	Cap	2025-10-10	12.90%
S&P 500	1-Year Secure 0% Floor	Cap	2025-10-10	7.10%
S&P 500	1-Year Secure 0% Floor	Cap	2025-10-10	4.50%
Barclays	1-Year Growth -10% Floor	Cap	2025-10-25	50.00%
Barclays	1-Year Secure 0% Floor	Cap	2025-10-25	20.00%
Dimensional	1-Year Growth -10% Floor	Cap	2025-10-25	20.00%
Dimensional	1-Year Secure 0% Floor	Cap	2025-10-25	7.75%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2025-10-25	12.80%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2025-10-25	20.00%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2025-10-25	3.95%

MSCI EAFE	1-Year Secure 0% Floor	Cap	2025-10-25	8.10%
Russell 2000	1-Year Growth -10% Floor	Cap	2025-10-25	13.45%
Russell 2000	1-Year Secure 0% Floor	Cap	2025-10-25	4.85%
S&P 500	1-Year Growth -10% Floor	Cap	2025-10-25	8.55%
S&P 500	1-Year Growth -10% Floor	Cap	2025-10-25	12.90%
S&P 500	1-Year Secure 0% Floor	Cap	2025-10-25	7.10%
S&P 500	1-Year Secure 0% Floor	Cap	2025-10-25	4.10%
Barclays	1-Year Growth -10% Floor	Cap	2025-11-10	50.00%
Barclays	1-Year Secure 0% Floor	Cap	2025-11-10	20.00%
Dimensional	1-Year Growth -10% Floor	Cap	2025-11-10	20.00%
Dimensional	1-Year Secure 0% Floor	Cap	2025-11-10	7.65%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2025-11-10	13.40%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2025-11-10	20.00%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2025-11-10	4.15%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2025-11-10	7.80%
Russell 2000	1-Year Growth -10% Floor	Cap	2025-11-10	13.75%
Russell 2000	1-Year Secure 0% Floor	Cap	2025-11-10	5.00%
S&P 500	1-Year Growth -10% Floor	Cap	2025-11-10	8.75%
S&P 500	1-Year Growth -10% Floor	Cap	2025-11-10	13.45%
S&P 500	1-Year Secure 0% Floor	Cap	2025-11-10	7.15%
S&P 500	1-Year Secure 0% Floor	Cap	2025-11-10	4.25%
Barclays	1-Year Growth -10% Floor	Cap	2025-11-25	50.00%
Barclays	1-Year Secure 0% Floor	Cap	2025-11-25	20.00%
Dimensional	1-Year Growth -10% Floor	Cap	2025-11-25	20.00%
Dimensional	1-Year Secure 0% Floor	Cap	2025-11-25	7.65%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2025-11-25	12.15%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2025-11-25	20.00%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2025-11-25	3.80%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2025-11-25	7.80%
Russell 2000	1-Year Growth -10% Floor	Cap	2025-11-25	13.05%
Russell 2000	1-Year Secure 0% Floor	Cap	2025-11-25	4.55%
S&P 500	1-Year Growth -10% Floor	Cap	2025-11-25	8.85%
S&P 500	1-Year Growth -10% Floor	Cap	2025-11-25	13.45%
S&P 500	1-Year Secure 0% Floor	Cap	2025-11-25	7.15%
S&P 500	1-Year Secure 0% Floor	Cap	2025-11-25	4.10%
Barclays	1-Year Growth -10% Floor	Cap	2025-12-10	50.00%
Barclays	1-Year Secure 0% Floor	Cap	2025-12-10	20.00%
Dimensional	1-Year Growth -10% Floor	Cap	2025-12-10	20.00%
Dimensional	1-Year Secure 0% Floor	Cap	2025-12-10	7.65%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2025-12-10	12.75%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2025-12-10	20.00%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2025-12-10	4.05%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2025-12-10	7.80%

Russell 2000	1-Year Growth -10% Floor	Cap	2025-12-10	13.45%
Russell 2000	1-Year Secure 0% Floor	Cap	2025-12-10	4.80%
S&P 500	1-Year Growth -10% Floor	Cap	2025-12-10	9.10%
S&P 500	1-Year Growth -10% Floor	Cap	2025-12-10	13.45%
S&P 500	1-Year Secure 0% Floor	Cap	2025-12-10	7.15%
S&P 500	1-Year Secure 0% Floor	Cap	2025-12-10	4.30%
Barclays	1-Year Growth -10% Floor	Cap	2025-12-25	50.00%
Barclays	1-Year Secure 0% Floor	Cap	2025-12-25	20.00%
Dimensional	1-Year Growth -10% Floor	Cap	2025-12-25	20.00%
Dimensional	1-Year Secure 0% Floor	Cap	2025-12-25	7.65%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2025-12-25	13.10%
MSCI EAFE	1-Year Growth -10% Floor	Cap	2025-12-25	20.00%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2025-12-25	4.10%
MSCI EAFE	1-Year Secure 0% Floor	Cap	2025-12-25	7.80%
Russell 2000	1-Year Growth -10% Floor	Cap	2025-12-25	13.30%
Russell 2000	1-Year Secure 0% Floor	Cap	2025-12-25	4.70%
S&P 500	1-Year Growth -10% Floor	Cap	2025-12-25	9.10%
S&P 500	1-Year Growth -10% Floor	Cap	2025-12-25	13.45%
S&P 500	1-Year Secure 0% Floor	Cap	2025-12-25	7.15%
S&P 500	1-Year Secure 0% Floor	Cap	2025-12-25	4.20%